Offerings - Offering: 1	Jun. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the Registrant's 2024 Equity Award Plan (the "Plan")
Amount Registered | shares	844,605
Proposed Maximum Offering Price per Unit	33.07
Maximum Aggregate Offering Price	$ 27,931,087.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,857.28
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share (the "Common Stock"), that become issuable under the Plan, by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act based on the average of the high and low prices for the Common Stock reported by the New York Stock Exchange on June 2, 2026. (3) Represents an additional 844,605 shares of Common Stock issuable under the Plan.